As filed with the Securities and Exchange Commission on January 6, 2005.

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-14

                                                            ----
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    /_X__/
                                                            ----
         Pre-Effective Amendment No. __                    /____/
                                                            ----
         Post-Effective Amendment No. _1__                 /____/

                        (Check appropriate box or boxes)

                           JOHN HANCOCK EQUITY TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

             101 Huntington Avenue, Boston, Massachusetts 02199-7603
--------------------------------------------------------------------------------
                (Address of principal executive office) Zip Code

                                 (617) 375-1702
--------------------------------------------------------------------------------
              (Registrant's Telephone Number, including Area Code)

                              Susan S. Newton, Esq.
                           John Hancock Advisers, LLC
                              101 Huntington Avenue
                                Boston, MA 02199
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

No filing fee is required because an indefinite number of shares has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. This Registration Statement relates to shares previously registered on Form N-1A (File Nos. 333-119014 and 811-4079).

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

                           JOHN HANCOCK EQUITY TRUST

                    STATEMENT OF INCORPORATION BY REFERENCE

Part A, Part B and Part C of the  registrant's  registration  statement  on Form
N-14,  File  Nos.   333-119014  and  811-4079,   dated  September 15,  2004, are
incorporated by reference in their entirety herein.

WILMER CUTLER PICKERING
HALE AND DORR


December 3, 2004

John Hancock Equity Trust, on behalf of
John Hancock Small Cap Fund
101 Huntington Avenue
Boston, Massachusetts 02199

The Advisors' Inner Circle Fund, on behalf of
Independence Small Cap Portfolio
One Freedom Valley Road
Oaks, Pennsylvania 19456

Ladies and Gentlemen:

This opinion is being delivered to you in connection with the Agreement and Plan of Reorganization (the "Agreement") made as of October 20, 2004 by and between John Hancock Equity Trust, a Massachusetts business trust, on behalf of its series, John Hancock Small Cap Fund ("Acquiring Fund"), and The Advisors' Inner Circle Fund on behalf of its series, Independence Small Cap Portfolio ("Acquired Fund"). Pursuant to the Agreement, Acquiring Fund will acquire all of the assets of Acquired Fund in exchange solely for (i) the assumption by Acquiring Fund of all of the Assumed Liabilities, as defined in the Agreement (the "Acquired Fund Liabilities"), and (ii) the issuance of Class A shares of beneficial interest of Acquiring Fund (the "Acquiring Fund Shares") to Acquired Fund, followed by the distribution by Acquired Fund, in liquidation of Acquired Fund, of the Acquiring Fund Shares to the shareholders of Acquired Fund and the termination of Acquired Fund (the foregoing together constituting the "Transaction"). All section references, unless otherwise indicated, are to the United States Internal Revenue Code of 1986, as amended (the "Code").

In rendering this opinion, we have examined and relied upon (i) the prospectus for Acquiring Fund dated October 15, 2004 (ii) the statement of additional information for Acquiring Fund dated October 15, 2004; (iii) the prospectus for Acquired Fund dated March 1, 2004; (iv) the statement of additional information for Acquired Fund dated March 1, 2004; (v) the Notice of Meeting of Shareholders Scheduled for December 1, 2004 and the accompanying proxy statement and prospectus on Form N-14 (the "Proxy Statement"); (vi) the Agreement; (vii) the tax representation certificates delivered pursuant to the Agreement and relevant to this opinion (the "Representation Certificates"); and (viii) such other documents as we deemed necessary or relevant to our analysis.

In our examination of documents, we have assumed the authenticity of original documents, the accuracy of copies, the genuineness of signatures, and the legal capacity of signatories. We have assumed that all parties to the Agreement and to any other documents examined by us have acted, and will act, in accordance with the terms of such Agreement and documents and that the Transaction will be consummated pursuant to the terms and conditions set forth in the

John Hancock Small Cap Fund
Independence Small Cap Portfolio
December 3, 2004
Page 2


Agreement without the waiver or modification of any such terms and conditions. Furthermore, we have assumed that all representations contained in the Agreement, as well as those representations contained in the Representation Certificates are, on the date hereof, and will be, at the consummation of the Transaction, true and complete in all material respects, and that any representation made in any of the documents referred to herein "to the knowledge and belief" (or similar qualification) of any person or party is, and at the consummation of the Transaction will be, correct without such qualification. We have also assumed that as to all matters for which a person or entity has represented that such person is not a party to, does not have, or is not aware of any plan, intention, understanding, or agreement, there is no such plan, intention, understanding, or agreement. We have not attempted to verify independently any of the above assumptions or representations.

The conclusions expressed herein represent our judgment regarding the proper treatment of the Transaction under the income tax laws of the United States based upon the Code, case law, Treasury Regulations, and the rulings and other pronouncements of the Internal Revenue Service (the "Service") in effect on the date of this opinion. No assurances can be given that such laws will not be amended or otherwise changed after the consummation of the Transaction or that such changes will not affect the conclusions expressed herein. Nevertheless, we undertake no responsibility to advise you of any developments after the consummation of the Transaction in the application or interpretation of the income tax laws of the United States.

Our opinion represents our best judgment regarding how a court would decide if presented with the issues addressed herein and is not binding upon the Service or any court. Moreover, our opinion does not provide any assurance that a position taken in reliance on such opinion will not be challenged by the Service and does not constitute any representation or warranty that such position, if so challenged, will not be rejected by a court.

This opinion addresses only the specific United States federal income tax consequences of the Transaction set forth below, and does not address any other federal, state, local, or foreign income, estate, gift, transfer, sales, or other tax consequences that may result from the Transaction or any other action (including any action taken in connection with the Transaction).

On the basis of and subject to the foregoing and in reliance upon the representations, facts and assumptions described above, we are of the opinion that the acquisition by Acquiring Fund of the assets of Acquired Fund solely in exchange for the issuance of Acquiring Fund Shares to Acquired Fund and the assumption of the Acquired Fund Liabilities by Acquiring Fund, followed by the distribution by Acquired Fund, in liquidation of Acquired Fund, of Acquiring Fund Shares to Acquired Fund shareholders in exchange for their Acquired Fund Shares and the termination of Acquired Fund, will constitute a "reorganization" within the meaning of Section 368(a) of the Code.

John Hancock Small Cap Fund
Independence Small Cap Portfolio
December 3, 2004
Page 3


This opinion is being delivered to you solely in connection with the closing condition set forth in Section 8.5 of the Agreement. This opinion is intended solely for the benefit of you and the shareholders of the Acquired Fund and it may not be relied upon for any other purpose or by any other person or entity, and may not be made available to any other person or entity, without our prior written consent.



                                              Very truly yours,

                                              WILMER CUTLER PICKERING
                                              HALE AND DORR LLP


                                              By:  /S/Roger M. Ritt
                                                   ----------------
                                                   Roger M. Ritt, Partner

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective Amendment No. 1 ("PEA No. 1") to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this PEA No. 1 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 6th day of January, 2005.

                                       JOHN HANCOCK EQUITY TRUST

                                       By:             *
                                           -----------------------------
                                           James A. Shepherdson
                                           President and Chief Executive Officer

     Pursuant  to  the   requirements   of  the  Securities  Act  of  1933, this
Registration has been signed below by the following persons in the capacities and on the dates indicated.


        Signature                             Title                                  Date
        ---------                             -----                                  ----

             *                          Trustee, President and                       January 6, 2005
-----------------------                 Chief Executive Officer
James A. Shepherdson


/s/William H. King                       Vice President and Treasurer
-----------------------                 (Chief Accounting Officer)
William H. King

             *                          Trustee
-----------------------
James F. Carlin

             *                          Trustee
-----------------------
Richard P. Chapman, Jr.

             *                          Trustee
-----------------------
William J. Cosgrove

             *                          Trustee
-----------------------
William H. Cunningham

             *                          Trustee
-----------------------
Ronald R. Dion

             *                          Chairman and Trustee
-----------------------
Charles L. Ladner

             *                          Trustee
-----------------------
Dr. John A. Moore

             *                          Trustee
-----------------------
Patti McGill Peterson

             *                          Trustee
-----------------------
Steven R. Pruchansky

             *                          Trustee
-----------------------
Norman H. Smith




*By: /s/Susan S. Newton                                                              January 6, 2005
    -------------------
     Susan S. Newton
     Attorney-in-Fact under
     Powers of Attorney dated
     January 1, 2005


John Hancock Bond Trust                                          John Hancock Series Trust
John Hancock California Tax-Free Income Fund                     John Hancock Sovereign Bond Fund
John Hancock Capital Series                                      John Hancock Strategic Series
John Hancock Current Interest                                    John Hancock Tax-Free Bond Trust
John Hancock Equity Trust                                        John Hancock Tax-Exempt Series Trust
John Hancock Institutional Series Trust                          John Hancock World Fund
John Hancock Investment Trust
John Hancock Investment Trust II
John Hancock Investment Trust III

                                POWER OF ATTORNEY

         The undersigned Trustee of each of the above listed Trusts, each a Massachusetts business trust, does hereby severally constitute and appoint SUSAN
S. NEWTON, WILLIAM H. KING AND ALFRED P. OUELLETTE, and each acting singly, to be my true, sufficient and lawful attorneys, with full power to each of them, and each acting singly, to sign for me, in my name and in the capacity indicated below, any Registration Statement on Form N-1A and any Registration Statement on Form N-14 to be filed by the Trust under the Investment Company Act of 1940, as amended (the "1940 Act"), and under the Securities Act of 1933, as amended (the "1933 Act"), and any and all amendments to said Registration Statements, with respect to the offering of shares and any and all other documents and papers relating thereto, and generally to do all such things in my name and on my behalf in the capacity indicated to enable the Trust to comply with the 1940 Act and the 1933 Act, and all requirements of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by said attorneys or each of them to any such Registration Statements and any and all amendments thereto.

         IN WITNESS WHEREOF, I have hereunder set my hand on this Instrument as of the 1st day of January, 2005.

/s/James F. Carlin                                             /s/Charles L. Ladner
-------------------------------------------------------------  ------------------------------------------------------
James F. Carlin                                                Charles L. Ladner, as Chairman

/s/ Richard P. Chapman, Jr.                                    /s/John A. Moore
-------------------------------------------------------------  ------------------------------------------------------
Richard P. Chapman, Jr.                                        John A. Moore

/s/ William J. Cosgrove                                        /s/Patti McGill Peterson
-------------------------------------------------------------  ------------------------------------------------------
William J. Cosgrove                                            Patti McGill Peterson

/s/William H. Cunningham                                       /s/Steven R. Pruchansky
-------------------------------------------------------------  ------------------------------------------------------
William H. Cunningham                                          Steven R. Pruchansky

/s/Ronald R. Dion                                              /s/James A. Shepherdson
-------------------------------------------------------------  ------------------------------------------------------
Ronald R. Dion                                                 James A. Shepherdson

                                                               /s/Norman H. Smith
                                                               ------------------------------------------------------
                                                               Norman H. Smith
